Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2055 Fund
December 31, 2023
AFF55-NPRT3-0224
1.927048.112
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 1/25/24 to 3/21/24 (b) (Cost $1,951,703)	1,960,000	1,952,042

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	5,300,709	82,266,997
Fidelity Advisor Series Growth Opportunities Fund (c)	4,546,031	58,325,577
Fidelity Advisor Series Small Cap Fund (c)	2,485,241	30,170,828
Fidelity Series All-Sector Equity Fund (c)	2,532,683	27,276,995
Fidelity Series Commodity Strategy Fund (c)	79,056	7,322,934
Fidelity Series Large Cap Stock Fund (c)	5,672,398	110,838,664
Fidelity Series Large Cap Value Index Fund (c)	742,839	10,934,597
Fidelity Series Opportunistic Insights Fund (c)	3,446,159	64,994,553
Fidelity Series Small Cap Core Fund (c)	19,553	219,972
Fidelity Series Small Cap Opportunities Fund (c)	2,856,220	39,701,460
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,938,796	64,500,674
Fidelity Series Value Discovery Fund (c)	4,398,616	65,451,401
TOTAL DOMESTIC EQUITY FUNDS (Cost $480,909,462)		562,004,652

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,157,192	31,689,158
Fidelity Series Emerging Markets Fund (c)	3,635,573	30,756,948
Fidelity Series Emerging Markets Opportunities Fund (c)	7,105,825	123,143,941
Fidelity Series International Growth Fund (c)	5,230,687	89,601,662
Fidelity Series International Small Cap Fund (c)	1,043,667	17,700,596
Fidelity Series International Value Fund (c)	7,651,909	89,297,783
Fidelity Series Overseas Fund (c)	6,873,806	89,153,262
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $419,025,723)		471,343,350

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	117,229	897,977
Fidelity Series Emerging Markets Debt Fund (c)	720,379	5,582,935
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	195,801	1,834,651
Fidelity Series Floating Rate High Income Fund (c)	97,216	877,858
Fidelity Series High Income Fund (c)	675,323	5,679,466
Fidelity Series International Credit Fund (c)	31,480	251,211
Fidelity Series Investment Grade Bond Fund (c)	81,925	827,442
Fidelity Series Long-Term Treasury Bond Index Fund (c)	11,023,558	64,598,049
Fidelity Series Real Estate Income Fund (c)	115,524	1,096,319
TOTAL BOND FUNDS (Cost $99,463,977)		81,645,908

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	2,617,593	2,618,117
Fidelity Series Government Money Market Fund 5.43% (c)(e)	13,928,437	13,928,437
Fidelity Series Short-Term Credit Fund (c)	19,639	193,443
TOTAL SHORT-TERM FUNDS (Cost $16,734,320)		16,739,997

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,018,085,185)	1,133,685,949
NET OTHER ASSETS (LIABILITIES) - 0.0%	(129,121)
NET ASSETS - 100.0%	1,133,556,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	227	Mar 2024	25,626,172	807,229	807,229
CBOT 5-Year U.S. Treasury Note Contracts (United States)	362	Mar 2024	39,375,984	845,253	845,253
CBOT Long Term U.S. Treasury Bond Contracts (United States)	46	Mar 2024	5,747,125	418,140	418,140

TOTAL PURCHASED					2,070,622

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	37	Mar 2024	8,917,000	(296,048)	(296,048)
ICE MSCI EAFE Index Contracts (United States)	7	Mar 2024	788,340	(4,421)	(4,421)
ICE MSCI Emerging Markets Index Contracts (United States)	158	Mar 2024	8,166,230	(360,586)	(360,586)

TOTAL SOLD					(661,055)

TOTAL FUTURES CONTRACTS					1,409,567
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,952,042.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,757,727	18,665,232	17,804,842	66,426	-	-	2,618,117	0.0%
Total	1,757,727	18,665,232	17,804,842	66,426	-	-	2,618,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	64,652,002	17,524,536	11,646,340	4,336,807	(284,972)	12,021,771	82,266,997
Fidelity Advisor Series Growth Opportunities Fund	45,719,058	10,208,416	10,551,528	191,271	(1,305,255)	14,254,886	58,325,577
Fidelity Advisor Series Small Cap Fund	25,940,178	5,960,130	4,513,855	1,168,493	176,951	2,607,424	30,170,828
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	865,068	114,596	37,057	28,753	(43)	(44,587)	897,977
Fidelity Series All-Sector Equity Fund	23,372,397	3,311,718	2,738,064	1,262,581	43,136	3,287,808	27,276,995
Fidelity Series Canada Fund	27,741,195	5,221,150	3,445,409	1,037,028	135,715	2,036,507	31,689,158
Fidelity Series Commodity Strategy Fund	6,668,147	1,912,932	785,314	319,922	(45,314)	(427,517)	7,322,934
Fidelity Series Emerging Markets Debt Fund	4,732,282	752,671	192,619	247,070	1,872	288,729	5,582,935
Fidelity Series Emerging Markets Debt Local Currency Fund	1,615,589	236,093	62,984	90,173	111	45,842	1,834,651
Fidelity Series Emerging Markets Fund	16,757,518	13,476,623	567,305	726,889	10,074	1,080,038	30,756,948
Fidelity Series Emerging Markets Opportunities Fund	113,838,421	9,708,680	6,753,290	3,366,499	615,382	5,734,748	123,143,941
Fidelity Series Floating Rate High Income Fund	752,974	147,336	37,044	61,505	126	14,466	877,858
Fidelity Series Government Money Market Fund 5.43%	9,487,143	7,144,246	2,702,952	443,362	-	-	13,928,437
Fidelity Series High Income Fund	4,756,761	963,961	200,029	257,387	1,160	157,613	5,679,466
Fidelity Series International Credit Fund	235,818	9,009	-	9,009	-	6,384	251,211
Fidelity Series International Growth Fund	73,303,230	13,261,712	3,962,606	1,126,956	92,728	6,906,598	89,601,662
Fidelity Series International Small Cap Fund	20,013,046	2,462,799	5,367,824	587,666	(1,257,788)	1,850,363	17,700,596
Fidelity Series International Value Fund	73,108,858	14,491,145	6,092,051	2,807,264	84,876	7,704,955	89,297,783
Fidelity Series Investment Grade Bond Fund	188,886	646,778	38,175	14,424	(491)	30,444	827,442
Fidelity Series Large Cap Stock Fund	93,980,464	14,449,805	8,054,852	5,617,876	115,149	10,348,098	110,838,664
Fidelity Series Large Cap Value Index Fund	9,952,318	1,770,971	1,393,616	432,201	(15,390)	620,314	10,934,597
Fidelity Series Long-Term Treasury Bond Index Fund	55,182,905	15,360,575	3,113,800	1,423,806	(54,431)	(2,777,200)	64,598,049
Fidelity Series Opportunistic Insights Fund	55,752,930	5,491,230	7,701,601	658,915	(401,896)	11,853,890	64,994,553
Fidelity Series Overseas Fund	73,231,508	13,385,683	4,075,235	1,433,666	118,394	6,492,912	89,153,262
Fidelity Series Real Estate Income Fund	1,602,747	214,194	723,682	76,999	(72,572)	75,632	1,096,319
Fidelity Series Short-Term Credit Fund	177,399	12,155	-	4,126	-	3,889	193,443
Fidelity Series Small Cap Core Fund	-	206,593	16,521	3,530	1,388	28,512	219,972
Fidelity Series Small Cap Opportunities Fund	31,715,646	5,677,543	2,547,635	374,304	(40,625)	4,896,531	39,701,460
Fidelity Series Stock Selector Large Cap Value Fund	59,138,458	9,740,085	9,461,055	2,900,599	(500,639)	5,583,825	64,500,674
Fidelity Series Value Discovery Fund	60,417,300	12,249,822	9,316,894	2,999,454	(143,997)	2,245,170	65,451,401
	954,900,246	186,113,187	106,099,337	34,008,535	(2,726,351)	96,928,045	1,129,115,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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